VIE Structure and Arrangements (Details) ¥ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2019 CNY (¥) entity	Dec. 31, 2018 CNY (¥) entity	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 05, 2016 CNY (¥)
VIE Structure and Arrangements
Number of variable interest entity | entity	2	2
Contractual Agreements | SSF | Subsidiaries [Member]
VIE Structure and Arrangements
Registered capital		¥ 27.6		$ 4.2
Loan Agreement | Subsidiaries [Member]
VIE Structure and Arrangements
Loan payable						¥ 19.8
Loan Agreement | Nominee Shareholders
VIE Structure and Arrangements
Loan payable						¥ 0.2
VIE
VIE Structure and Arrangements
Assets that settle obligations of VIEs | $			$ 0.2	3.5	$ 3.7
VIE | PRC | Subsidiaries [Member] | Minimum [Member]
VIE Structure and Arrangements
Percentages of service fees		20.00%
VIE | PRC | Subsidiaries [Member] | Maximum [Member]
VIE Structure and Arrangements
Percentages of service fees		30.00%
VIE | Contractual Agreements | YOD Hong Kong
VIE Structure and Arrangements
Registered capital	¥ 38.2	¥ 38.2	$ 5.7	$ 5.8